UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Inflation-Protected
Bond Fund

July 31, 2010

1.804977.106

IFB-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 98.9%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$ 92,812,542	$ 93,554,948
2% 1/15/26	68,701,875	72,310,696
2.375% 1/15/25	115,372,622	127,454,294
2.5% 1/15/29	90,541,638	101,606,929
3.375% 4/15/32	1,229	1,579
3.625% 4/15/28	99,077,440	127,116,211
3.875% 4/15/29	107,763,768	143,598,463
U.S. Treasury Inflation-Indexed Notes:
0.5% 4/15/15	41,276,340	42,051,110
0.625% 4/15/13	82,364,399	84,309,823
1.25% 4/15/14	69,482,660	72,796,320
1.25% 7/15/20	106,042,400	107,485,660
1.375% 7/15/18	42,869,447	44,605,692
1.375% 1/15/20	33,294,030	34,251,911
1.625% 1/15/15	74,531,146	79,005,090
1.625% 1/15/18	99,857,681	105,633,505
1.875% 7/15/13	121,818,120	129,053,705
1.875% 7/15/15	86,367,050	92,901,476
1.875% 7/15/19	72,649,980	78,236,846
2% 4/15/12	101,781,097	105,504,164
2% 1/15/14	123,075,476	131,462,719
2% 7/15/14	107,593,535	115,632,693
2% 1/15/16	96,732,240	104,700,033
2.125% 1/15/19	74,018,551	81,086,694
2.125% 2/15/40	41,385,810	44,089,592
2.375% 1/15/17	91,525,356	101,267,385
2.375% 1/15/27	110,782,464	122,193,117
2.5% 7/15/16	94,528,000	105,475,391
2.625% 7/15/17	100,004,703	113,008,536
3% 7/15/12	96,873,386	103,112,647
3.375% 1/15/12	41,406,853	43,575,505
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $2,567,894,647)		2,707,082,734
Asset-Backed Securities - 0.0%
	Principal Amount	Value
Countrywide Asset-Backed Certificates Trust Series 2007-11 Class 2A1, 0.3888% 6/25/47 (c)	$ 1,480,941	$ 1,422,990
Morgan Stanley ABS Capital I Trust Series 2004-NC8 Class M6, 1.5788% 9/25/34 (c)	140,452	67,933
Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 1.5788% 5/25/35 (c)	569,000	8,609
TOTAL ASSET-BACKED SECURITIES (Cost $1,526,996)		1,499,532
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 3.2932% 2/25/37 (c)	7,140	6,846
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.3117% 8/15/41 (a)(c)	2,405,131	2,298,065
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,334,242)		2,304,911
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 7/30/10 due 8/2/10 (Collateralized by U.S. Government Obligations) # (Cost $993,000)	$ 993,018	993,000
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $2,572,748,885)		2,711,880,177
NET OTHER ASSETS (LIABILITIES) - 1.0%		26,527,262
NET ASSETS - 100%		$ 2,738,407,439
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (b)

	August 2034	$ 116,574	$ (68,704)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (b)	April 2032	50,104	(29,377)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (b)	Feb. 2034	1,089	(1,003)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (b)	Oct. 2034	172,776	(95,346)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (b)	Sept. 2034	113,967	(91,085)
		$ 454,510	$ (285,515)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,298,065 or 0.1% of net assets.

(b) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$993,000 due 8/02/10 at 0.21%
Banc of America Securities LLC	$ 67,606
Bank of America NA	33,823
Deutsche Bank Securities, Inc.	253,669
Goldman, Sachs & Co.	67,645
ING Financial Markets LLC	177,650
J.P. Morgan Securities, Inc.	10,412
Merrill Lynch Government Securities, Inc.	60,881
Mizuho Securities USA, Inc.	270,580
Morgan Stanley & Co., Inc.	33,823
RBC Capital Markets Corp.	16,911
$ 993,000
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 2,707,082,734	$ -	$ 2,707,082,734	$ -
Asset-Backed Securities	1,499,532	-	1,422,990	76,542
Collateralized Mortgage Obligations	2,304,911	-	2,304,911	-
Cash Equivalents	993,000	-	993,000	-
Total Investments in Securities:	$ 2,711,880,177	$ -	$ 2,711,803,635	$ 76,542
Derivative Instruments:
Liabilities
Swap Agreements	$ (285,515)	$ -	$ -	$ (285,515)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 8,530
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	5,240
Cost of Purchases	64,792
Proceeds of Sales	-
Amortization/Accretion	(2,020)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 76,542
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ 5,240
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (376,458)
Total Unrealized Gain (Loss)	90,943
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (285,515)
Realized gain (loss) on Swap Agreements for the period	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at July 31, 2010	$ 13,786

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $2,572,560,240. Net unrealized appreciation aggregated $139,319,937, of which $140,344,779 related to appreciated investment securities and $1,024,842 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities and collateralized mortgage obligations, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swaps in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $454,510 representing 0.02% of net assets.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Inflation-Protected Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Inflation-Protected Bond Fund

1.804848.106

AIFB-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 98.9%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$ 92,812,542	$ 93,554,948
2% 1/15/26	68,701,875	72,310,696
2.375% 1/15/25	115,372,622	127,454,294
2.5% 1/15/29	90,541,638	101,606,929
3.375% 4/15/32	1,229	1,579
3.625% 4/15/28	99,077,440	127,116,211
3.875% 4/15/29	107,763,768	143,598,463
U.S. Treasury Inflation-Indexed Notes:
0.5% 4/15/15	41,276,340	42,051,110
0.625% 4/15/13	82,364,399	84,309,823
1.25% 4/15/14	69,482,660	72,796,320
1.25% 7/15/20	106,042,400	107,485,660
1.375% 7/15/18	42,869,447	44,605,692
1.375% 1/15/20	33,294,030	34,251,911
1.625% 1/15/15	74,531,146	79,005,090
1.625% 1/15/18	99,857,681	105,633,505
1.875% 7/15/13	121,818,120	129,053,705
1.875% 7/15/15	86,367,050	92,901,476
1.875% 7/15/19	72,649,980	78,236,846
2% 4/15/12	101,781,097	105,504,164
2% 1/15/14	123,075,476	131,462,719
2% 7/15/14	107,593,535	115,632,693
2% 1/15/16	96,732,240	104,700,033
2.125% 1/15/19	74,018,551	81,086,694
2.125% 2/15/40	41,385,810	44,089,592
2.375% 1/15/17	91,525,356	101,267,385
2.375% 1/15/27	110,782,464	122,193,117
2.5% 7/15/16	94,528,000	105,475,391
2.625% 7/15/17	100,004,703	113,008,536
3% 7/15/12	96,873,386	103,112,647
3.375% 1/15/12	41,406,853	43,575,505
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $2,567,894,647)		2,707,082,734
Asset-Backed Securities - 0.0%
	Principal Amount	Value
Countrywide Asset-Backed Certificates Trust Series 2007-11 Class 2A1, 0.3888% 6/25/47 (c)	$ 1,480,941	$ 1,422,990
Morgan Stanley ABS Capital I Trust Series 2004-NC8 Class M6, 1.5788% 9/25/34 (c)	140,452	67,933
Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 1.5788% 5/25/35 (c)	569,000	8,609
TOTAL ASSET-BACKED SECURITIES (Cost $1,526,996)		1,499,532
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 3.2932% 2/25/37 (c)	7,140	6,846
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.3117% 8/15/41 (a)(c)	2,405,131	2,298,065
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,334,242)		2,304,911
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 7/30/10 due 8/2/10 (Collateralized by U.S. Government Obligations) # (Cost $993,000)	$ 993,018	993,000
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $2,572,748,885)		2,711,880,177
NET OTHER ASSETS (LIABILITIES) - 1.0%		26,527,262
NET ASSETS - 100%		$ 2,738,407,439
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (b)

	August 2034	$ 116,574	$ (68,704)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (b)	April 2032	50,104	(29,377)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (b)	Feb. 2034	1,089	(1,003)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (b)	Oct. 2034	172,776	(95,346)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (b)	Sept. 2034	113,967	(91,085)
		$ 454,510	$ (285,515)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,298,065 or 0.1% of net assets.

(b) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$993,000 due 8/02/10 at 0.21%
Banc of America Securities LLC	$ 67,606
Bank of America NA	33,823
Deutsche Bank Securities, Inc.	253,669
Goldman, Sachs & Co.	67,645
ING Financial Markets LLC	177,650
J.P. Morgan Securities, Inc.	10,412
Merrill Lynch Government Securities, Inc.	60,881
Mizuho Securities USA, Inc.	270,580
Morgan Stanley & Co., Inc.	33,823
RBC Capital Markets Corp.	16,911
$ 993,000
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 2,707,082,734	$ -	$ 2,707,082,734	$ -
Asset-Backed Securities	1,499,532	-	1,422,990	76,542
Collateralized Mortgage Obligations	2,304,911	-	2,304,911	-
Cash Equivalents	993,000	-	993,000	-
Total Investments in Securities:	$ 2,711,880,177	$ -	$ 2,711,803,635	$ 76,542
Derivative Instruments:
Liabilities
Swap Agreements	$ (285,515)	$ -	$ -	$ (285,515)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 8,530
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	5,240
Cost of Purchases	64,792
Proceeds of Sales	-
Amortization/Accretion	(2,020)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 76,542
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ 5,240
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (376,458)
Total Unrealized Gain (Loss)	90,943
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (285,515)
Realized gain (loss) on Swap Agreements for the period	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at July 31, 2010	$ 13,786

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $2,572,560,240. Net unrealized appreciation aggregated $139,319,937, of which $140,344,779 related to appreciated investment securities and $1,024,842 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities and collateralized mortgage obligations, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swaps in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $454,510 representing 0.02% of net assets.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2010